Performance Management	May 31, 2026
BNY Mellon Global Fixed Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	Since the fund does not have a full calendar year of operations
Performance Past Does Not Indicate Future [Text]	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance One Year or Less [Text]	Since the fund does not have a full calendar year of operations, past performance information for the fund is not presented in this prospectus.
Performance Availability Website Address [Text]	www.bny.com/investments
BNY Mellon Multi-Sector Income ETF
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	Since the fund does not have a full calendar year of operations
Performance Past Does Not Indicate Future [Text]	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Performance One Year or Less [Text]	Since the fund does not have a full calendar year of operations, past performance information for the fund is not presented in this prospectus.
Performance Availability Website Address [Text]	www.bny.com/investments